Prospectus Supplement

August 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated August 17, 2012 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2012 of:

Global Franchise Portfolio (Class II)

Effective December 31, 2012, Walter B. Riddell will retire from his position as portfolio manager of the Global Franchise Portfolio. As a result, effective December 31, 2012, all references to Mr. Riddell are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 17, 2012

The Universal Institutional Funds, Inc.

Supplement dated August 17, 2012 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2012

Effective December 31, 2012, Walter B. Riddell will retire from his position as portfolio manager of the Global Franchise Portfolio. As a result, effective December 31, 2012, all references to Mr. Riddell are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.